Note 17 - Regulatory Matters and Restrictions on Dividens	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
(17)	Regulatory Matters and Restrictions on Dividends

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2022, the Bank and the Company met all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If an institution is classified as adequately capitalized or lower, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is growth and expansion, and capital restoration plans are required. As of December 31, 2022, and 2021, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Company's and Wilson Bank's actual capital amounts and ratios as of December 31, 2022 and  December 31, 2021 are presented in the following tables. The capital conservation buffer of 2.5% is not included in the required minimum ratios of the tables presented below.

					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2022
Total capital to risk weighted assets:
Consolidated	$512,025	13.5%	$303,440	8.0%	$379,300	10.0%
Wilson Bank	509,169	13.4	303,334	8.0	379,168	10.0
Tier 1 capital to risk weighted assets:
Consolidated	466,076	12.3	227,580	6.0	303,440	8.0
Wilson Bank	463,220	12.2	227,500	6.0	303,333	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	466,061	12.3	170,685	4.5	N/A	N/A
Wilson Bank	463,205	12.2	170,625	4.5	246,458	6.5
Tier 1 capital to average assets:
Consolidated	466,076	11.2	166,712	4.0	N/A	N/A
Wilson Bank	463,220	11.1	166,648	4.0	208,310	5.0

					For Classification Under
			Minimum		Corrective Action Plan
	Actual		Capital Adequacy		as Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2021
Total capital to risk weighted assets:
Consolidated	$455,813	13.9%	$261,404	8.0%	$326,755	10.0%
Wilson Bank	452,130	13.8	261,317	8.0	326,646	10.0
Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	196,052	6.0	261,403	8.0
Wilson Bank	411,543	12.6	195,987	6.0	261,316	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	415,226	12.7	147,039	4.5	N/A	N/A
Wilson Bank	411,543	12.6	146,990	4.5	212,319	6.5
Tier 1 capital to average assets:
Consolidated	415,226	10.8	154,280	4.0	N/A	N/A
Wilson Bank	411,543	10.7	154,230	4.0	192,787	5.0

Dividend Restrictions

The Company and the Bank are subject to dividend restrictions set forth by the Tennessee Department of Financial Institutions and federal banking agencies, as applicable. Additional restrictions may be imposed by the Tennessee Department of Financial Institutions and federal banking agencies under the powers granted to them by law.